TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

14 Trade and other payables

	2022	2021
	$ million	$ million
Trade and other payables due within one year
Trade and other payables	1,029	1,043
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	43	19
Acquisition consideration	26	34
	1,098	1,096
Other payables due after one year
Acquisition consideration	66	57
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	13	–
Other payables	11	10
	90	67

The acquisition consideration includes $78m (2021: $84m) contingent upon future events.

The acquisition consideration due after more than one year is expected to be payable as follows: $29m in 2024, $35m in 2025 and $2m in 2026 (2021: $18m in 2023, $15m in 2024, $21m in 2025 and $3m due in over five years).